The Gabelli Go Anywhere Trust

Schedule of Investments — March 31, 2021 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 55.9%
	Health Care — 8.3%
40,000	Achaogen Inc.†	$1,036
15,000	Bausch Health Cos. Inc.†	476,100
7,000	Bluebird Bio Inc.†	211,050
3,500	Covetrus Inc.†	104,895
9,500	Cutera Inc.†	285,475
5,000	Idorsia Ltd.†	134,053
3,800	IntriCon Corp.†	97,432
1,500	NeoGenomics Inc.†	72,345
14,700	Pandion Therapeutics Inc.†	882,735
64,000	Viatris Inc.†	894,080

		3,159,201

	Financial Services — 5.4%
7,000	Citigroup Inc.	509,250
2,000	Flushing Financial Corp.	42,460
3,500	Icahn Enterprises LP	188,020
3,000	Protective Insurance Corp., Cl. B	68,610
10,000	Steel Partners Holdings LP†	137,500
11,000	The Bank of New York Mellon Corp.	520,190
1,000	The PNC Financial Services Group Inc.	175,410
2,000	Waddell & Reed Financial Inc., Cl. A	50,100
9,500	Wells Fargo & Co.	371,165

		2,062,705

	Machinery — 4.5%
6,500	Astec Industries Inc.	490,230
70,000	CNH Industrial NV†	1,083,164
16,500	Twin Disc Inc.†	157,740

		1,731,134

	Automotive: Parts and Accessories — 4.0%
8,000	Dana Inc.	194,640
30,000	Navistar International Corp.†	1,320,900

		1,515,540

	Energy and Utilities — 3.2%
2,500	Dril-Quip Inc.†	83,075
3,000	Mueller Water Products Inc., Cl. A	41,670
4,000	National Fuel Gas Co.	199,960
15,000	PNM Resources Inc.	735,750
500	Portland General Electric Co.	23,735
2,000	The AES Corp.	53,620
1,700	UGI Corp.	69,717

		1,207,527

	Entertainment — 3.1%
3,000	Cherry AB, Cl. B†(a)	29,885
10,000	Gamesys Group plc	266,346
3,000	Glu Mobile Inc.†	37,440
48,000	Grupo Televisa SAB, ADR†	425,280
7,000	Liberty Media Corp.- Liberty Braves, Cl. A†	199,570

Shares		Market Value

28,800	Sirius XM Holdings Inc.	$175,392
1,000	ViacomCBS Inc., Cl. A	47,170

		1,181,083

	Cable and Satellite — 2.8%
77,500	WideOpenWest Inc.†	1,053,225

	Equipment and Supplies — 2.6%
7,500	Flowserve Corp.	291,075
15,000	Mueller Industries Inc.	620,250
3,000	The Eastern Co.	80,400

		991,725

	Aerospace — 2.5%
19,500	Aerojet Rocketdyne Holdings Inc.	915,720
1,000	Allied Motion Technologies Inc.	51,330

		967,050

	Real Estate — 2.4%
13,831	Indus Realty Trust Inc., REIT	832,073
40,000	Trinity Place Holdings Inc.†	83,600

		915,673

	Specialty Chemicals — 2.3%
16,000	Ferro Corp.†	269,760
25,000	GCP Applied Technologies Inc.†	613,500

		883,260

	Computer Software and Services — 2.3%
4,000	Diebold Nixdorf Inc.†	56,520
3,600	Digi International Inc.†	68,364
7,500	FireEye Inc.†	146,775
10,000	Hewlett Packard Enterprise Co.	157,400
8,000	Perspecta Inc.	232,400
1,000	RealPage Inc.†	87,200
500	Rockwell Automation Inc.	132,720

		881,379

	Diversified Industrial — 2.2%
12,151	Ampco-Pittsburgh Corp.†	82,019
1,000	EnPro Industries Inc.	85,270
5,000	Griffon Corp.	135,850
1,700	Hyster-Yale Materials Handling Inc.	148,104
12,000	Myers Industries Inc.	237,120
3,000	Textron Inc.	168,240

		856,603

	Food and Beverage — 2.2%
400	Chr. Hansen Holding A/S†	36,347
1,000	Diageo plc, ADR	164,210
15,200	Farmer Brothers Co.†	158,688
1,000	Nestlé SA	111,453
700	Pernod Ricard SA	131,383
800	Remy Cointreau SA	147,760

The Gabelli Go Anywhere Trust

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
800	The J.M. Smucker Co.	$101,224

		851,065

	Media — 1.5%
20,000	Sinclair Broadcast Group Inc., Cl. A	585,200

	Consumer Products — 1.4%
4,000	Energizer Holdings Inc.	189,840
18,000	Mattel Inc.†	358,560

		548,400

	Telecommunications — 1.2%
6,000	Lumen Technologies Inc.	80,100
500	Telephone and Data Systems Inc.	11,480
4,600	United States Cellular Corp.†	167,808
5,000	Vantage Towers AG†	140,724
28,000	VEON Ltd., ADR†	49,560

		449,672

	Home Furnishings — 1.1%
400	Bassett Furniture Industries Inc.	9,708
5,000	Hunter Douglas NV†	394,027

		403,735

	Transportation — 1.0%
25,000	Bollore SA	120,730
2,000	Cubic Corp.	149,140
1,000	GATX Corp.	92,740

		362,610

	Metals and Mining — 0.9%
10,000	Freeport-McMoRan Inc.†	329,300

	Building and Construction — 0.5%
500	Arcosa Inc.	32,545
26,000	Armstrong Flooring Inc.†	127,140
1,000	Bouygues SA	40,095

		199,780

	Publishing — 0.3%
5,000	The E.W. Scripps Co., Cl. A	96,350

	Retail — 0.2%
1,200	Cars.com Inc.†	15,552

Shares		Market Value

400	Ingles Markets Inc., Cl. A	$24,660
1,000	Lands’ End Inc.†	24,810

		65,022

	TOTAL COMMON STOCKS	21,297,239

	CLOSED-END FUNDS — 0.1%
3,000	Altaba Inc., Escrow†	43,650

	RIGHTS — 0.2%
	Health Care — 0.0%
10,000	Dova Pharmaceuticals Inc., CVR†	1,250
25,000	Innocoll, CVR†(a)	0
10,000	Ipsen SA/Clementia, CVR†(a)	0
3,600	Ocera Therapeutics, CVR†(a)	612

		1,862

	Metals and Mining — 0.2%
67,000	Pan American Silver Corp., CVR†	58,290

	TOTAL RIGHTS	60,152

	WARRANTS — 0.0%
	Energy and Utilities — 0.0%
1,155	Weatherford International plc, expire 12/13/23†	497

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 43.8%
	U.S. Treasury Bills — 43.8%
$16,715,000	0.005% to 0.115%††, 04/01/21 to 09/30/21	16,714,230

	TOTAL INVESTMENTS — 100.0% (Cost $33,838,881)	$38,115,768

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
REIT	Real Estate Investment Trust

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